Accounting policies - Adjustment for lease pronouncement (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Lease commitments (including prepayments) disclosed as at December 31, 2018			£ 600
Less: adjustments relating to prepaid lease payments			(28)
Discounted using the group’s incremental borrowing rate			£ 572
Discounted using the group’s incremental borrowing rate		£ 526
Less: short-term leases recognized on a straight-line basis as expense		(210)
Lease liability recognized as at January 1, 2019	£ 951	£ 316